SCHEDULE OF INCOME TAX (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current Tax:
PRC Income Tax Expense	¥ 2	¥ 83
Deferred tax expense
Total income tax	¥ 2	¥ 83